Related Party Transactions	6 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 15 – RELATED PARTY TRANSACTIONS

1) Nature of relationships with related parties:

Name	Relationship with the Company
Taizhou Huadi Industrial Ltd. (“Taizhou Huadi”)	An entity 30% owned by Jueqin Wang
Huashang Micro Finance Co. (“Huashang”)	An entity 19% owned by the Company
Taizhou Huadi Material Technology Co.	An entity 100% owned by Yiyu Wang
Jueqin Wang	Principal shareholder of the Company
Di Wang	Principal shareholder of the Company
Huizhi Wang	Principal shareholder of the Company
Juelin Wang	Principal shareholder of the Company
Yiyu Wang	Immediate family member of majority shareholder of the Company
Bing Zhang	Principal shareholder of the Company

2) Related party transactions

Six Months Ended March 31, 2022

During the six months ended March 31, 2022, the Company purchased a total of $3,660,841 raw materials from Taizhou Huadi. These raw materials primarily consisted of stainless steel bars and stainless steel strips. As of March 31, 2022, the Company had no outstanding balance of accounts payable to Taizhou Huadi.

During the six months ended March 31, 2022, the Company borrowed RMB 2,000,000 ($314,001 in USD), from Di Wang as working capitals to support the Company’s operations. The borrowing is unsecured, due on demand, and interest free.

Six Months Ended March 31, 2021

During the six months ended March 31, 2021, the Company purchased a total of $5,788,838 raw materials from Taizhou Huadi. These raw materials primarily consisted of stainless steel bars and stainless steel strips. As of March 31, 2021, the Company had no outstanding balance of accounts payable to Taizhou Huadi.

During the six Months Ended March 31, 2021, the Company borrowed RMB 7,000,000 ($1,068,278 in USD) with 8% annual interest rate from Huizhi Wang as working capitals to support the Company’s operations. The borrowing is unsecured and due on demand. During fiscal year 2020, the Company has fully repaid the loan.

During the six Months Ended March 31, 2021, the Company borrowed RMB 6,500,000 ($991,973 in USD), from Juelin Wang as working capitals to support the Company’s operations. The borrowing is unsecured, due on demand, and was subject to 8% annual interest rate. During the six Months Ended March 31, 2021, the Company fully repaid the loan.

During the six Months Ended March 31, 2021, the Company borrowed RMB 12,000,000 ($1,831,334 in USD), from Bing Zhang as working capitals to support the Company’s operations. The borrowing is unsecured, due on demand, and was subject to 8% annual interest rate. The borrowing has been fully paid in fiscal year 2021.

3) Related party balances

Net outstanding balances with related parties consisted of the following as of March 31, 2022 and September 30, 2021:

Accounts	Name of related parties	March 31, 2022	September 30, 2021
Receivables from related parties:
Advances to suppliers	Taizhou Huadi Industrial Ltd.	$-	$5,550,504
Accounts receivable	Taizhou Huadi Industrial Ltd.	-	1,438,303
Accounts payable	Taizhou Huadi Industrial Ltd.	2,562,357	-
Accounts payable	Taizhou Huadi Material Technology Co.	443,798	-
Accounts receivable	Taizhou Huadi Material Technology Co.	-	2,543,394
Liabilities to related parties:
Due to related parties	Di Wang	(365,624)	(155,198)
Due to related parties	Jueqin Wang	(473,238)	(359,716)